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                           RULE 497(j) CERTIFICATION


     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 41 filed on October 29, 2001 and effective on the same date pursuant to Rule 485(b):

     i)    Fifth Third Funds A, B, and C Shares Prospectus:
     ii)   Fifth Third Funds Stock and Bond Institutional Shares Prospectus;
     iii) Fifth Third Funds Stock and Bond and Money Market Advisor Shares Prospectus;
     iv)   Fifth Third Funds Money Market Institutional Shares Prospectus;
     v) Fifth Third Funds Institutional Money Market Institutional Shares Prospectus;
     vi)   Fifth Third Funds Institutional Money Market Service Shares
           Prospectus;
     vii) Fifth Third Funds Ohio Tax Exempt Money Market Fund Investment A Shares Prospectus;
     viii) Fifth Third Ohio Tax Exempt Money Market Fund Institutional Shares Prospectus; and
     ix)   Fifth Third Funds Statement of Additional Information.

The text of Post-Effective Amendment No. 41 was filed electronically.


                                         Fifth Third Funds
                                         Registrant



                                         * /s/ Jeffrey C. Cusick
                                         -----------------------
                                         Jeffrey C. Cusick
                                         President


                                         *By /s/ Alan G. Priest
                                         ---------------------------------
                                         Alan G. Priest
                                         Attorney in Fact

November 6, 2001